Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Income Taxes [Line Items]
Standard tax rate	23.00%
Income granting rate			12.00%
Research and development Rate			25.00%
Israel Tax Authority [Member]
Income Taxes [Line Items]
Standard tax rate	23.00%	23.00%
Operating loss carry-forwards (in Dollars)	$ 8,025,307	$ 5,128,976